Intangible assets and Goodwill - Changes in the key assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and Goodwill
Impairment loss	€ 0	€ 0
Future cash flows
Intangible assets and Goodwill
Percentage of reasonably possible increase (decrease) in key assumption	(10.00%)
Impairment loss due to reasonably possible increase (decrease) in key assumption	€ 0
Discount rate
Intangible assets and Goodwill
Percentage of reasonably possible increase (decrease) in key assumption	1.00%
Impairment loss due to reasonably possible increase (decrease) in key assumption	€ 0
Sustainable growth rate
Intangible assets and Goodwill
Percentage of reasonably possible increase (decrease) in key assumption	(1.00%)
Impairment loss due to reasonably possible increase (decrease) in key assumption	€ 0
Just Execute
Intangible assets and Goodwill
Recoverable amount exceeding carrying amount		€ 5,500
Applied sustainable growth rate		2.00%
Just Execute | Future cash flows
Intangible assets and Goodwill
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.013)
Just Execute | Discount rate
Intangible assets and Goodwill
Applied post-tax discount rate		11.10%
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.001
Just Execute | Sustainable growth rate
Intangible assets and Goodwill
Applied sustainable growth rate		2.00%
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.003)